                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2010

Check here if Amendment [ ]; Amendment Number: ____________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TB Alternative Assets Ltd.
Address: Rm 1206, One Lujiazui
         68 Yincheng (c) Road, Pudong,
         Shanghai, People's Republic of China

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shujun Li
Title: Director
Phone: 86-21-50106156

Signature, Place, and Date of Signing:


/s/ Shujun Li                Shanghai, People's Republic of China   Nov 2nd 2010
--------------------------   ------------------------------------   ------------
[Signature]                              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total: $  159,511
                                        ----------
                                        (thousands)

List of Other Included Managers:

None.

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CHINA REAL ESTATE INFOR CORP       ADR        16948Q103    6,450   600,000  SH      DEFINED               600,000
FOCUS MEDIA HLDG LTD             SPON ADR     34415V109  111,685 4,605,093  SH      DEFINED             4,605,093
HOME INNS & HOTELS MGMT INC      SPON ADR     43713W107      495    10,000  SH      DEFINED                10,000
CHINDEX INTERNATIONAL INC          COM        169467107    5,455   361,035  SH      DEFINED               361,035
AIRMEDIA GROUP INC               SPON ADR     009411109    2,909   491,319  SH      DEFINED               491,319
VISIONCHINA MEDIA INC            SPON ADR     92883U103    4,684 1,038,683  SH      DEFINED             1,038,683
CHANGYOU COM LTD               ADS REP CL A   15911M107    4,932   179,344  SH      DEFINED               179,344
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   10,983   230,000  SH      DEFINED               230,000
SINA CORP                          ORD        G81477104    5,058   100,000  SH      DEFINED               100,000
CNINSURE INC                     SPON ADR     18976M103    1,184    50,932  SH      DEFINED                50,932
E HOUSE CHINA HOLDINGS             ADR        26852W103    3,902   206,767  SH      DEFINED               206,767
MINDRAY MEDICAL INTL LTD         SPON ADR     602675100    1,774    60,000  SH      DEFINED                60,000